Income Attributable to Investments in Other Companies - Schedule of Income Obtained From Investments (Details) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Obtained From Investments [Line Items]
Income attributable to investments in other companies		$ 16,655	$ 13,409	$ 13,031
Joint Ventures [Member]
Schedule of Income Obtained From Investments [Line Items]
Income attributable to investments in other companies		$ 8,730	13,409	13,031
Joint Ventures [Member] | Servipag Ltda.[Member]
Schedule of Income Obtained From Investments [Line Items]
Shareholder		Banco de Chile
Income attributable to investments in other companies		$ 1,676	2,201	1,866
Joint Ventures [Member] | Artikos Chile S.A. [Member]
Schedule of Income Obtained From Investments [Line Items]
Shareholder	[1]	Banco de Chile
Income attributable to investments in other companies	[1]	$ 552	820	681
Joint Ventures [Member] | Subtotal Joint Ventures [Member]
Schedule of Income Obtained From Investments [Line Items]
Income attributable to investments in other companies		$ 2,228	3,021	2,547
Joint Ventures [Member] | Artikos Chile S.A. [Member]
Schedule of Income Obtained From Investments [Line Items]
Shareholder	[2]	Banco de Chile
Income attributable to investments in other companies	[2]	$ 7,925
Associates [Member]
Schedule of Income Obtained From Investments [Line Items]
Income attributable to investments in other companies		$ 6,502	10,388	10,484
Associates [Member] | Transbank S.A. [Member]
Schedule of Income Obtained From Investments [Line Items]
Shareholder		Banco de Chile
Income attributable to investments in other companies		$ 2,575	7,014	6,809
Associates [Member] | Centro de Compensación Automatizado S.A. [Member]
Schedule of Income Obtained From Investments [Line Items]
Shareholder		Banco de Chile
Income attributable to investments in other companies		$ 1,875	1,686	1,567
Associates [Member] | Redbanc S.A. [Member]
Schedule of Income Obtained From Investments [Line Items]
Shareholder		Banco de Chile
Income attributable to investments in other companies		$ 663	723	804
Associates [Member] | Administrador Financiero del Transantiago S.A. [Member]
Schedule of Income Obtained From Investments [Line Items]
Shareholder		Banco de Chile
Income attributable to investments in other companies		$ 610	460	404
Associates [Member] | Sociedad Interbancaria de Depósito de Valores S.A.[Member]
Schedule of Income Obtained From Investments [Line Items]
Shareholder		Banco de Chile
Income attributable to investments in other companies		$ 483	288	652
Associates [Member] | Sociedad Imerc OTC S.A. [Member]
Schedule of Income Obtained From Investments [Line Items]
Shareholder		Banco de Chile
Income attributable to investments in other companies		$ 151	131	108
Associates [Member] | Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A. [Member]
Schedule of Income Obtained From Investments [Line Items]
Shareholder		Banco de Chile
Income attributable to investments in other companies		$ 145	$ 86	$ 140

[1]	See Note No. 5 Relevant Events, letter (n)
[2]	See Note No. 5 Relevant Events, letter (q).